Segment Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information
(16)	SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing the performance. There are no inter-segment revenue transactions and, therefore, revenues are only generated from external customers. The accounting policies of the segments are the same as those used by the Group.

Prior to the Huanqiuyimeng Acquisition on August 6, 2019, the Group’s operations were organized into one operating segment. As a result of the Huanqiuyimeng Acquisition as described in Note 1, the Group classified the operating segments for the year ended December 31, 2019 into (i) Overseas art study services (ii) Other educational services and (iii) K-12 education assessment and other services. The Group had one operating segment which was K-12 education assessment and other services for the year ended December 31, 2018.

Overseas art study services has been identified as one reportable segment. Other educational services and K-12 education assessment and other services are aggregated as others because revenue from reportable segment of Overseas art study services exceeds 75 percent of the total consolidated net revenues and management determines that no further reportable segments need to be identified and disclosed.

Furthermore, the Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating cost and expenses, and income (loss) from operations. There are no separate segment assets and segment liabilities information provided to the Group’s Chief Executive Officer, as he does not use this information to allocate resources or evaluate the performance of the segments.

The following table presents selected financial information relating to the Group’s segments:

For the year ended December 31, 2020:	Overseas art study services	Others	Consolidated
	RMB	RMB	RMB
Net revenues	138,703,946	23,463,601	162,167,547
Operating cost and expenses:
Cost of revenues	83,972,820	14,548,207	98,521,027
Research and development	1,834,597	6,997,891	8,832,488
Selling and marketing	49,804,055	3,695,996	53,500,051
Unallocated corporate expenses*	—	—	100,097,849
Impairment loss of intangible assets and other non-current assets	—	3,120,425	3,120,425
Provision for loan receivable and other receivables	—	5,904,305	5,904,305
Total operating cost and expenses	135,611,472	34,266,824	269,976,145
Other operating income, net	167,016	163,208	330,224
Income (Loss)from continuing operations	3,259,490	(10,640,015)	(107,478,374)

For the year ended December 31, 2019:	Overseas art study services	Others	Consolidated
	RMB	RMB	RMB
Net revenues	82,376,727	15,393,440	97,770,167
Operating cost and expenses:
Cost of revenues	50,365,985	11,548,517	61,914,502
Research and development	—	11,817,255	11,817,255
Selling and marketing	27,859,200	6,253,012	34,112,212
Unallocated corporate expenses*	—	—	81,923,516
Impairment loss of intangible assets and other non-current assets	—	8,932,439	8,932,439
Provision for loan receivable and other receivables	—	17,430,825	17,430,825
Total operating cost and expenses	78,225,185	55,982,048	216,130,749
Other operating income, net	—	588,147	588,147
Income (Loss) from continuing operations	4,151,542	(40,000,461)	(117,772,435)

For the year ended December 31, 2018:	Others	Consolidated
	RMB	RMB
Net revenues	1,338,592	1,338,592
Operating cost and expenses:
Cost of revenues	4,251,451	4,251,451
Research and development	19,594,484	19,594,484
Selling and marketing	5,570,169	5,570,169
General and administrative	43,507,856	43,507,856
Total operating cost and expenses	72,923,960	72,923,960
Other operating income, net	3,793,418	3,793,418
Loss from continuing operations	(67,791,950)	(67,791,950)

*Unallocated corporate expenses represent the general and administrative expenses for the years ended December 31, 2019 and 2020.

Majority of the Group’s operations, customers and long-lived assets are located in the PRC. Consequently, no geographic information is presented.